Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) quotesPerInvestment	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	2.8		2.9
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers in/(out)	$ (6.7)	$ 0.0
Settlements and sales	(58.4)	$ (147.4)
Fixed income securities, trading, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	482.4		$ 533.0
Fixed income securities, trading, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 482.4		$ 533.0